TCL ZHONGHUAN RENEWABLE ENERGY TECHNOLOGY CO. LTD. (“TZE”) - Silicon Wafer Master Supply Agreement (Details) $ in Millions	Jan. 01, 2023 USD ($)
Silicon Wafer
Related Party Transaction [Line Items]
Advances to suppliers	$ 2.1